Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Fair Value of the Founders Shares	Accordingly, in substance, it was recognized by the Company as a capital contribution by the Sponsor to induce these holders of the Class A shares not to redeem, with a corresponding charge to additional paid-in capital to recognize the fair value of the shares transferred as an offering cost.
January 25, 2023
Share price at grant date	$10.03
Risk-free interest rate	4.67%
Remaining life of SPAC (assuming the Extended Date)	0.52
Value in no De-SPAC scenario	$10.39
Probability of transaction	50%
Discount rate	5%

The fair value of the founders shares was based on the following significant inputs:

July 25, 2023
Share price at grant date	$10.71
Risk-free interest rate	5.43%
Remaining life of SPAC (assuming the Extended Date)	0.53
Value in no De-SPAC scenario	$10.60
Probability of transaction	50%
Discount rate	5%